Annual Fund Operating Expenses	12 Months Ended
Sep. 30, 2013
Vanguard Growth and Income Fund - Investor Shares | Vanguard Growth and Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.34%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.36%
Vanguard Growth and Income Fund - Admiral Shares | Vanguard Growth and Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.26%
Vanguard Structured Large-Cap Equity Fund - Institutional Shares | Vanguard Structured Large-Cap Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.24%
Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares | Vanguard Structured Large-Cap Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%
Vanguard Structured Broad Market Fund - Institutional Shares | Vanguard Structured Broad Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.25% [1]
Vanguard Structured Broad Market Fund - Institutional Plus Shares | Vanguard Structured Broad Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.18%

[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.